QUARTERLY REPORT

REX CRYPTO EQUITY PREMIUM INCOME ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
98.54%	COMMON STOCKS(A)

4.10%	CONSUMER DISCRETIONARY
	Tesla, Inc.(B)	14,520	$4,518,769

15.34%	CRYPTO-CURRENCY/BLOCKCHAIN
	Bitdeer Technologies Group(B)	62,810	660,761
	Cipher Digital, Inc.(B)	220,400	4,919,328
	CleanSpark, Inc.(B)	229,896	3,163,369
	Coinbase Global, Inc.(B)	34,524	5,049,480
	Riot Platforms, Inc.(B)	153,873	3,103,618
			16,896,556

12.15%	FINANCIALS - DIGITAL INVESTMENT PLATFORMS
	Interactive Brokers Group, Inc.	33,815	2,975,382
	Nu Holdings Ltd.(B)	419,764	6,015,218
	Robinhood Markets, Inc.(B)	50,678	4,386,688
			13,377,288

22.50%	FINANCIALS - PAYMENT SYSTEMS
	Block, Inc.(B)	37,741	3,066,079
	Fiserv, Inc.(B)	64,470	3,477,512
	Mastercard, Inc. Class A	10,591	6,069,702
	PayPal Holdings, Inc.	111,660	6,388,069
	Visa, Inc. Class A	15,778	5,776,799
			24,778,161

20.75%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(B)	11,032	5,252,887
	Micron Technology, Inc.	5,856	4,819,664
	Nvidia Corp.	29,323	5,886,592
	Rambus, Inc.(B)	17,330	1,577,550
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,158	5,319,122
			22,855,815

QUARTERLY REPORT

REX CRYPTO EQUITY PREMIUM INCOME ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
23.70%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Applied Digital Corporation(B)	172,806	$4,733,156
	Core Scientific, Inc.(B)	102,730	2,128,566
	IREN Ltd.(B)	147,165	5,415,672
	MARA Holdings, Inc.(B)	434,828	4,922,253
	Strategy, Inc. Class A(B)	56,694	5,288,416
	TeraWulf, Inc.(B)	204,729	3,615,514
			26,103,577

98.54%	TOTAL COMMON STOCKS		108,530,166
	(Cost: $85,450,287)

4.50%	MONEY MARKET FUND
	First American Treasury Obligations Fund - Institutional Class 3.607%(C)	4,951,982	4,951,982
	(Cost: $4,951,982)

103.04%	TOTAL INVESTMENTS		113,482,148
	(Cost: $90,402,269)
(3.04%)	Liabilities in excess of other assets		(3,348,273)
100.00%	NET ASSETS		$110,133,875

(A)All or a portion of the security is held as collateral for options written.

(B)Non-income producing.

(C)Effective 7 day yield as of July 31, 2026.

QUARTERLY REPORT

REX CRYPTO EQUITY PREMIUM INCOME ETF

Schedule of Options WrittenJuly 31, 2026 (unaudited)

(2.99%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.99%)	CALL OPTIONS
	Advanced Micro Devices	108	$(5,142,420)	$530.00	08/21/2026	$(205,200)
	Advanced Micro Devices	2	(95,230)	590.00	08/21/2026	(1,596)
	Applied Digital Corporation	25	(68,475)	31.00	08/21/2026	(3,775)
	Applied Digital Corporation	12	(32,868)	33.00	08/21/2026	(1,248)
	Applied Digital Corporation	1,691	(4,631,649)	35.00	08/21/2026	(125,134)
	Bitdeer Technologies Group	623	(655,396)	14.00	08/21/2026	(28,658)
	Bitdeer Technologies Group	5	(5,260)	14.50	08/21/2026	(300)
	Block, Inc.	3	(24,372)	85.00	08/21/2026	(1,050)
	Block, Inc.	5	(40,620)	87.00	08/21/2026	(1,300)
	Block, Inc.	369	(2,997,756)	90.00	08/21/2026	(66,420)
	Cipher Digital, Inc.	2,157	(4,814,424)	23.00	08/21/2026	(593,175)
	Cipher Digital, Inc.	31	(69,192)	26.00	08/21/2026	(5,642)
	Cipher Digital, Inc.	16	(35,712)	29.00	08/21/2026	(1,568)
	CleanSpark, Inc.	2,250	(3,096,000)	15.00	08/21/2026	(211,500)
	CleanSpark, Inc.	48	(66,048)	17.00	08/21/2026	(2,208)
	Coinbase Global, Inc.	8	(117,008)	180.00	08/21/2026	(1,400)
	Coinbase Global, Inc.	337	(4,928,962)	185.00	08/21/2026	(53,920)
	Core Scientific, Inc.	1,005	(2,082,360)	25.00	08/21/2026	(52,260)
	Core Scientific, Inc.	15	(31,080)	26.00	08/21/2026	(495)
	Core Scientific, Inc.	7	(14,504)	27.00	08/21/2026	(175)
	Fiserv, Inc.	635	(3,425,190)	55.00	08/21/2026	(165,100)
	Fiserv, Inc.	9	(48,546)	58.00	08/21/2026	(1,418)
	Interactive Brokers Group, Inc.	2	(17,598)	100.00	08/21/2026	(100)
	Interactive Brokers Group, Inc.	5	(43,995)	105.00	08/21/2026	(105)
	Interactive Brokers Group, Inc.	331	(2,912,469)	110.00	08/21/2026	(1,655)
	IREN Ltd.	20	(73,600)	43.00	08/21/2026	(4,080)
	IREN Ltd.	1,451	(5,339,680)	45.00	08/21/2026	(246,670)
	MARA Holdings, Inc.	4,348	(4,921,936)	14.00	08/21/2026	(143,484)

QUARTERLY REPORT

REX CRYPTO EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continuedJuly 31, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Mastercard, Inc. Class A	1	$(57,310)	$580.00	08/21/2026	$(1,060)
	Mastercard, Inc. Class A	1	(57,310)	610.00	08/21/2026	(295)
	Mastercard, Inc. Class A	103	(5,902,930)	620.00	08/21/2026	(18,231)
	Micron Technology, Inc.	1	(82,303)	1030.00	08/21/2026	(1,725)
	Micron Technology, Inc.	57	(4,691,271)	880.00	08/21/2026	(296,115)
	Nu Holdings Ltd.	4,197	(6,014,301)	16.00	08/21/2026	(75,546)
	Nvidia Corp.	287	(5,761,525)	220.00	08/21/2026	(41,615)
	Nvidia Corp.	6	(120,450)	230.00	08/21/2026	(342)
	PayPal Holdings, Inc.	1,093	(6,253,053)	55.00	08/21/2026	(333,365)
	PayPal Holdings, Inc.	7	(40,047)	62.00	08/21/2026	(252)
	PayPal Holdings, Inc.	16	(91,536)	64.00	08/21/2026	(288)
	Rambus, Inc.	169	(1,538,407)	105.00	08/21/2026	(59,150)
	Rambus, Inc.	3	(27,309)	110.00	08/21/2026	(729)
	Rambus, Inc.	1	(9,103)	115.00	08/21/2026	(165)
	Riot Platforms, Inc.	1,506	(3,037,602)	23.00	08/21/2026	(191,262)
	Riot Platforms, Inc.	21	(42,357)	26.00	08/21/2026	(1,239)
	Riot Platforms, Inc.	11	(22,187)	28.00	08/21/2026	(352)
	Robinhood Markets, Inc.	499	(4,319,344)	105.00	08/21/2026	(47,904)
	Robinhood Markets, Inc.	7	(60,592)	107.00	08/21/2026	(651)
	Strategy, Inc. Class A	11	(102,608)	105.00	08/21/2026	(3,190)
	Strategy, Inc. Class A	555	(5,177,040)	115.00	08/21/2026	(70,485)
	Taiwan Semiconductor Manufacturing Co. Ltd.	128	(5,174,400)	450.00	08/21/2026	(57,600)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3	(121,275)	460.00	08/21/2026	(975)
	TeraWulf, Inc.	29	(51,214)	21.00	08/21/2026	(2,320)
	TeraWulf, Inc.	2,018	(3,563,788)	22.00	08/21/2026	(123,098)
	Tesla, Inc.	144	(4,481,424)	350.00	08/21/2026	(42,624)
	Tesla, Inc.	1	(31,121)	360.00	08/21/2026	(202)
	Visa, Inc. Class A	1	(36,613)	390.00	08/21/2026	(136)
	Visa, Inc. Class A	2	(73,226)	400.00	08/21/2026	(90)
	Visa, Inc. Class A	154	(5,638,402)	410.00	08/21/2026	(1,540)

(2.99%)	TOTAL OPTIONS WRITTEN					(3,292,182)
	(Premiums Received: $4,579,280)

(A)Non-income producing.

QUARTERLY REPORT

REX CRYPTO EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continuedJuly 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$108,530,166	$—	$—	$108,530,166
Money Market Fund	4,951,982	—	—	4,951,982
	$113,482,148	$—	$—	$113,482,148
Liabilities
Call Options Written	$(3,292,182)	$—	$—	$(3,292,182)

The cost of investments for Federal income tax purposes has been estimated as of July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $85,822,989, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,291,748
Gross unrealized depreciation	(5,924,771)
Net unrealized appreciation (depreciation)	$24,366,977